Vanguard® International Explorer™ Fund
Schedule of Investments (unaudited)
As of January 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.0%)
Australia (4.8%)
	James Hardie Industries plc	306,699	6,882
	Iluka Resources Ltd.	710,197	5,465
	Charter Hall Group	505,354	4,976
*	Xero Ltd.	85,096	4,690
	Netwealth Group Ltd.	414,148	3,950
	Vicinity Ltd.	2,279,395	3,335
	Deterra Royalties Ltd.	916,799	3,181
	Mineral Resources Ltd.	45,342	2,871
*	Pilbara Minerals Ltd.	817,033	2,779
*	Tyro Payments Ltd.	2,604,392	2,775
	Whitehaven Coal Ltd.	464,752	2,764
	IGO Ltd.	246,283	2,560
	Credit Corp. Group Ltd.	158,569	2,449
*	Omni Bridgeway Ltd.	810,177	2,326
	Orora Ltd.	1,078,906	2,283
	Liberty Financial Group Ltd.	803,603	2,248
*	Bellevue Gold Ltd.	2,441,954	2,072
	Ansell Ltd.	95,834	1,915
	Nufarm Ltd.	412,805	1,737
	Metcash Ltd.	518,840	1,538
	Seven Group Holdings Ltd.	89,966	1,448
	OZ Minerals Ltd.	67,929	1,345
	Reliance Worldwide Corp. Ltd.	500,240	1,253
	Elders Ltd.	164,079	1,130
	Breville Group Ltd.	66,858	1,078
	Nick Scali Ltd.	120,541	1,025
	Bapcor Ltd.	222,277	1,005
*,1	Temple & Webster Group Ltd.	215,277	878
	Lovisa Holdings Ltd.	45,376	852
*	Vulcan Energy Resources Ltd.	141,565	721
*	SiteMinder Ltd.	227,960	608
*,1,2	Flight Centre Travel Group Ltd.	53,416	601
	CSR Ltd.	150,127	562
*	Cleanspace Holdings Ltd.	1,717,529	486
	GrainCorp Ltd. Class A	85,472	459
	Atlas Arteria Ltd.	56,130	273
			76,520
Austria (0.9%)
[3]	BAWAG Group AG	112,694	6,981
	ANDRITZ AG	67,214	4,019
*	Addiko Bank AG	183,652	2,398

		Shares	Market Value ($000)
	Wienerberger AG	39,430	1,186
			14,584
Belgium (2.9%)
	D'ieteren Group	52,234	9,983
	Azelis Group NV	241,097	6,511
	Barco NV	250,937	6,352
	Warehouses De Pauw CVA	183,216	5,810
	Recticel SA	274,689	5,152
	Lotus Bakeries NV	655	4,260
	Melexis NV	35,866	3,821
	KBC Ancora	73,593	3,613
*,1,3	Biocartis Group NV	308,017	237
			45,739
Brazil (1.1%)
	TOTVS SA	1,001,300	5,931
	TIM SA	1,728,800	4,015
	Rumo SA	769,600	2,787
	Cia de Saneamento Basico do Estado de Sao Paulo	244,600	2,682
*,3	Locaweb Servicos de Internet SA	1,990,500	2,514
*	Magazine Luiza SA	256	—
			17,929
Canada (2.6%)
*	Kinaxis Inc.	84,462	9,817
[1]	Boardwalk REIT	112,130	4,738
*	Docebo Inc.	100,112	3,828
*	Nuvei Corp.	105,736	3,736
[1]	Endeavour Mining plc	121,932	2,873
	Colliers International Group Inc.	26,398	2,832
	Parex Resources Inc.	162,345	2,764
*	MEG Energy Corp.	163,271	2,698
*	Lightspeed Commerce Inc.	137,345	2,486
*,1	Lightspeed Commerce Inc. (XTSE)	108,851	1,969
*,1	EcoSynthetix Inc.	585,334	1,579
*,1	Boat Rocker Media Inc.	741,886	1,511
			40,831
China (1.0%)
*	Tongcheng Travel Holdings Ltd.	1,499,200	3,397
	Beijing Enterprises Holdings Ltd.	831,500	2,824
	Pou Sheng International Holdings Ltd.	15,865,314	1,900
	China Datang Corp. Renewable Power Co. Ltd. Class H	5,446,000	1,797
*	Vnet Group Inc. ADR	272,480	1,602
	Country Garden Services Holdings Co. Ltd.	567,000	1,533
	Minth Group Ltd.	406,145	1,192
*	Kingdee International Software Group Co. Ltd.	262,300	573
*	Niu Technologies ADR	64,247	346
			15,164
Denmark (0.9%)
	Royal Unibrew A/S	91,823	6,448
*	ALK-Abello A/S Class B	240,864	3,598
*	Ascendis Pharma A/S ADR	18,378	2,280
*	Zealand Pharma A/S	60,512	1,890
*,2	OW Bunker A/S	1,000,000	—
			14,216
Finland (0.3%)
	Kemira OYJ	146,292	2,374
*	Nanoform Finland plc	390,217	1,234

		Shares	Market Value ($000)
	Wartsila OYJ Abp	123,428	1,174
	Nokian Renkaat OYJ	62,136	744
			5,526
France (2.9%)
	Trigano SA	62,881	8,765
*	JCDecaux SE	344,811	7,803
	Nexans SA	66,987	7,103
	Kaufman & Broad SA	161,675	5,080
[3]	ALD SA	259,444	3,262
	ICADE	65,891	3,130
	Rubis SCA	92,759	2,596
*	ESI Group	31,012	2,496
	Rothschild & Co.	51,941	2,194
*	Vallourec SA	77,970	1,138
	Gaztransport Et Technigaz SA	9,775	1,081
	Vicat SA	30,869	862
	Imerys SA	16,276	675
*	Cellectis SA ADR	146,217	446
*,1	Cellectis SA	60,983	189
			46,820
Germany (5.2%)
	New Work SE	51,576	9,459
	Gerresheimer AG	116,262	8,598
*	Hypoport SE	55,561	7,569
	Hensoldt AG	221,491	6,422
[3]	Befesa SA	111,926	6,420
*	CTS Eventim AG & Co. KGaA	84,892	5,959
*	HelloFresh SE	243,599	5,922
	Stabilus SE	80,643	5,562
	Jenoptik AG	136,127	4,231
	Stemmer Imaging AG	96,893	3,750
*	Tonies SE Class A	497,287	3,055
	Dermapharm Holding SE	68,340	2,837
	AIXTRON SE	89,627	2,671
*,3	Auto1 Group SE	223,396	1,810
	Bertrandt AG	36,269	1,773
*	Evotec SE	72,302	1,422
	KION Group AG	32,360	1,303
[1,3]	Aumann AG	84,638	1,266
*	Cherry SE	149,681	1,120
*,1	Immatics NV	112,788	915
*	Jumia Technologies AG ADR	63,864	268
*	Veganz Group AG	15,898	225
			82,557
Hong Kong (2.1%)
	Kerry Properties Ltd.	2,631,500	6,672
	Hang Lung Properties Ltd.	2,962,000	5,585
	Techtronic Industries Co. Ltd.	346,500	4,467
	Dah Sing Financial Holdings Ltd.	1,616,754	4,285
*	Melco Resorts & Entertainment Ltd. ADR	271,600	3,710
	Johnson Electric Holdings Ltd.	2,083,125	2,861
[3]	Crystal International Group Ltd.	6,289,500	2,002
*	Mandarin Oriental International Ltd.	553,100	1,042
	Vitasoy International Holdings Ltd.	308,958	657
*	Hypebeast Ltd.	12,315,700	574
	Chow Sang Sang Holdings International Ltd.	367,000	559
	Luk Fook Holdings International Ltd.	81,000	281

		Shares	Market Value ($000)
	Dah Sing Banking Group Ltd.	311,200	252
			32,947
Hungary (0.0%)
	MOL Hungarian Oil & Gas plc	51,646	386
India (1.5%)
	Apollo Hospitals Enterprise Ltd.	167,690	8,751
	Oberoi Realty Ltd.	557,770	5,617
	Gujarat Pipavav Port Ltd.	3,484,656	4,013
*	CreditAccess Grameen Ltd.	290,629	3,066
	Alembic Pharmaceuticals Ltd.	172,743	1,138
*	MakeMyTrip Ltd.	33,023	957
*	Zomato Ltd.	916,724	562
			24,104
Ireland (1.3%)
	Bank of Ireland Group plc	1,045,306	11,168
	AIB Group plc	1,144,979	4,810
	Smurfit Kappa Group plc	105,765	4,440
			20,418
Israel (0.8%)
	Maytronics Ltd.	484,657	5,908
	Melisron Ltd.	43,194	3,020
*	Nayax Ltd.	105,443	2,158
*	Wix.com Ltd.	24,697	2,148
			13,234
Italy (4.5%)
	Reply SpA	103,947	13,493
	Brunello Cucinelli SpA	127,803	10,645
	Recordati Industria Chimica e Farmaceutica SpA	166,499	7,294
	PRADA SpA	968,200	6,191
	Moncler SpA	90,111	5,640
[3]	Technogym SpA	524,233	4,650
[3]	BFF Bank SpA	463,671	4,288
	Stevanato Group SpA	203,859	4,012
	Italgas SpA	596,245	3,490
[3]	OVS SpA	1,413,847	3,404
	Banco BPM SpA	704,565	3,171
	Salvatore Ferragamo SpA	99,689	1,978
	Banca Generali SpA	45,219	1,668
	Buzzi Unicem SpA	58,777	1,324
			71,248
Japan (27.9%)
	Calbee Inc.	454,800	10,271
	Miura Co. Ltd.	384,800	9,629
	SBI Holdings Inc.	439,000	9,307
	Trusco Nakayama Corp.	558,200	9,145
	Kissei Pharmaceutical Co. Ltd.	454,800	8,960
	Aica Kogyo Co. Ltd.	368,000	8,899
	Japan Material Co. Ltd.	463,600	8,695
	FP Corp.	316,700	8,606
	Nifco Inc.	328,600	8,529
	Ai Holdings Corp.	481,200	8,129
	KOMEDA Holdings Co. Ltd.	428,200	7,962
	Sumitomo Forestry Co. Ltd.	415,000	7,759
	Musashi Seimitsu Industry Co. Ltd.	559,000	7,704
	GMO internet group Inc.	384,700	7,571
	Harmonic Drive Systems Inc.	220,200	7,417

		Shares	Market Value ($000)
	Nippon Shinyaku Co. Ltd.	137,700	7,087
	Daifuku Co. Ltd.	128,200	7,059
*	Raksul Inc.	641,200	6,941
	Kureha Corp.	103,900	6,786
	Katitas Co. Ltd.	275,900	6,765
	Nippon Densetsu Kogyo Co. Ltd.	539,400	6,755
	NEC Networks & System Integration Corp.	491,500	6,564
	Fukushima Galilei Co. Ltd.	192,000	6,517
	Tsugami Corp.	580,900	6,431
	Megachips Corp.	296,000	6,180
	Hakuhodo DY Holdings Inc.	544,600	5,886
*,1	Oisix ra daichi Inc.	340,200	5,741
	OBIC Business Consultants Co. Ltd.	132,800	5,215
	Food & Life Cos. Ltd.	223,900	4,983
[1]	Obara Group Inc.	171,900	4,974
	Fukuoka Financial Group Inc.	207,900	4,797
	eGuarantee Inc.	256,400	4,783
[1]	Nittoku Co. Ltd.	228,400	4,657
	Bank of Kyoto Ltd.	98,800	4,597
	DMG Mori Co. Ltd.	292,800	4,472
*	Kamakura Shinsho Ltd.	518,200	4,264
	Iriso Electronics Co. Ltd.	124,300	4,171
*	Sansan Inc.	330,044	4,116
	Kyushu Electric Power Co. Inc.	704,900	4,058
	Koito Manufacturing Co. Ltd.	234,600	3,957
	Kyoritsu Maintenance Co. Ltd.	85,900	3,923
	Descente Ltd.	137,400	3,806
	TechnoPro Holdings Inc.	120,800	3,761
	Seino Holdings Co. Ltd.	373,300	3,728
	Digital Garage Inc.	102,600	3,667
	Glory Ltd.	207,900	3,636
	JINS Holdings Inc.	120,300	3,623
	Frontier Real Estate Investment Corp.	906	3,494
*,1	Bengo4.com Inc.	165,900	3,453
	Fukuyama Transporting Co. Ltd.	130,300	3,372
*	SRE Holdings Corp.	104,400	3,319
	Tokyo Tatemono Co. Ltd.	257,500	3,192
	Pola Orbis Holdings Inc.	220,900	3,187
	Nikon Corp.	315,885	3,119
	Ulvac Inc.	66,600	3,116
	LaSalle Logiport REIT	2,546	3,085
	Asahi Intecc Co. Ltd.	175,006	3,070
*	Japan Airport Terminal Co. Ltd.	58,500	3,049
	JMDC Inc.	91,600	3,027
*	Park24 Co. Ltd.	178,300	3,024
	Optex Group Co. Ltd.	180,400	2,958
*,1	WealthNavi Inc.	267,100	2,928
[1]	Snow Peak Inc.	174,500	2,899
	Outsourcing Inc.	363,800	2,827
*,1	Universal Entertainment Corp.	142,100	2,701
	Pigeon Corp.	169,100	2,688
	KH Neochem Co. Ltd.	124,300	2,649
	Asics Corp.	107,800	2,566
	COLOPL Inc.	492,600	2,523
	Mandom Corp.	222,100	2,518
*	GA Technologies Co. Ltd.	270,100	2,453
	Ibiden Co. Ltd.	60,600	2,365
	Shima Seiki Manufacturing Ltd.	154,800	2,345

		Shares	Market Value ($000)
	Kitanotatsujin Corp.	913,500	2,333
*	Istyle Inc.	582,400	2,217
	Mani Inc.	150,900	2,207
	Seria Co. Ltd.	99,900	2,195
	JSR Corp.	93,561	2,105
	Tokyo Ohka Kogyo Co. Ltd.	42,400	2,090
	Sojitz Corp.	104,480	2,071
	dip Corp.	67,600	2,006
	Infomart Corp.	600,900	1,944
	Yamaha Motor Co. Ltd.	76,960	1,896
	IHI Corp.	59,400	1,805
	Amada Co. Ltd.	195,000	1,752
*	Freee KK	64,000	1,690
	Kawasaki Heavy Industries Ltd.	73,300	1,677
	Ebara Corp.	38,400	1,630
	Rorze Corp.	21,200	1,630
	Tokyo Century Corp.	46,000	1,617
*	Locondo Inc.	195,500	1,538
	Heiwa Real Estate Co. Ltd.	52,600	1,505
	NET One Systems Co. Ltd.	55,130	1,494
	Nabtesco Corp.	50,600	1,482
	Ichiyoshi Securities Co. Ltd.	294,534	1,408
	Sumitomo Heavy Industries Ltd.	60,600	1,348
	NOF Corp.	30,500	1,299
	THK Co. Ltd.	60,300	1,280
	Fuji Corp.	75,900	1,264
	Square Enix Holdings Co. Ltd.	26,697	1,263
	Air Water Inc.	101,500	1,242
	Anicom Holdings Inc.	258,500	1,229
	EXEO Group Inc.	65,500	1,191
	Inaba Denki Sangyo Co. Ltd.	53,200	1,156
	JGC Holdings Corp.	88,000	1,149
	Inter Action Corp.	101,000	1,140
	COMSYS Holdings Corp.	59,200	1,129
	Resonac Holdings Corp.	63,200	1,080
*,1	JTOWER Inc.	22,500	1,078
	Kansai Paint Co. Ltd.	73,200	1,031
	BayCurrent Consulting Inc.	22,570	959
	Simplex Holdings Inc.	52,250	918
	Kyudenko Corp.	33,400	866
	Shin-Etsu Polymer Co. Ltd.	84,600	842
	Mitsubishi Gas Chemical Co. Inc.	57,300	837
	SHO-BOND Holdings Co. Ltd.	17,700	755
	Max Co. Ltd.	46,000	720
	MIRAIT ONE Corp.	58,700	716
*	Demae-Can Co. Ltd.	201,200	667
	Shiga Bank Ltd.	31,827	663
	Kumagai Gumi Co. Ltd.	32,200	662
	Yamazen Corp.	78,500	643
[1]	GMO Financial Gate Inc.	10,050	643
	NSK Ltd.	113,600	639
*	Hino Motors Ltd.	146,600	627
	Nippon Shokubai Co. Ltd.	14,800	627
	Daicel Corp.	84,500	624
	Comture Corp.	32,339	622
	Teijin Ltd.	59,100	607
	Sekisui Jushi Corp.	39,500	600
	Lintec Corp.	33,000	571

		Shares	Market Value ($000)
	Yokogawa Bridge Holdings Corp.	36,000	556
	Japan Steel Works Ltd.	24,800	528
	Denka Co. Ltd.	23,400	485
	Giken Ltd.	19,700	449
	Toyo Construction Co. Ltd.	67,000	440
	Shibaura Machine Co. Ltd.	19,600	429
	Yamato Holdings Co. Ltd.	20,700	362
	Disco Corp.	1,200	361
	Tsuruha Holdings Inc.	3,700	272
	Ichikoh Industries Ltd.	34,300	103
			445,374
Mexico (0.3%)
	Corp. Inmobiliaria Vesta SAB de CV	905,500	2,474
	Grupo Aeroportuario del Pacifico SAB de CV Class B	117,929	2,036
			4,510
Netherlands (2.3%)
	BE Semiconductor Industries NV	153,107	10,951
	TKH Group NV	202,092	9,172
	ASM International NV	23,394	7,912
	Allfunds Group plc	428,804	3,411
*,3	Alfen N.V.	31,439	2,917
	Corbion NV	32,556	1,253
	Koninklijke Vopak NV	21,886	659
			36,275
New Zealand (0.2%)
*	Volpara Health Technologies Ltd.	3,340,667	1,905
	Fletcher Building Ltd.	368,163	1,212
			3,117
Norway (0.2%)
	Borregaard ASA	207,788	3,204
Other (0.9%)
	iShares MSCI EAFE Small-Cap ETF	240,885	14,728
Philippines (0.3%)
	Wilcon Depot Inc.	6,877,100	4,028
Poland (0.1%)
[1]	Grupa Pracuj SA	178,398	2,105
Singapore (1.1%)
	Venture Corp. Ltd.	499,300	7,051
*	SATS Ltd.	1,447,200	3,340
	UOL Group Ltd.	588,600	3,140
	CapitaLand Ascott Trust	3,384,400	2,869
	ComfortDelGro Corp. Ltd.	866,700	794
			17,194
Slovenia (0.0%)
	Nova Ljubljanska Banka dd GDR	31,921	470
South Africa (0.3%)
[1]	Thungela Resources Ltd.	230,197	2,989
*	Discovery Ltd.	266,521	2,120
			5,109
South Korea (1.3%)
*	Koh Young Technology Inc.	513,940	7,212
	Douzone Bizon Co. Ltd.	139,676	3,992
*,1	PI Advanced Materials Co. Ltd.	105,543	2,938
*	Park Systems Corp.	18,485	1,848

		Shares	Market Value ($000)
	Hanon Systems	169,206	1,262
*	Cafe24 Corp.	108,131	1,000
	SNT Motiv Co. Ltd.	21,048	784
*	Wantedlab Inc.	61,325	743
*	NCSoft Corp.	785	291
			20,070
Spain (0.9%)
	Fluidra SA	313,710	5,538
	Bankinter SA	609,115	4,395
	Almirall SA	289,908	2,921
	Banco de Sabadell SA	730,815	956
*	Arima Real Estate SOCIMI SA	74,003	585
			14,395
Sweden (4.8%)
[1]	Avanza Bank Holding AB	627,743	14,484
	AddTech AB Class B	568,220	9,074
	Trelleborg AB Class B	334,985	8,376
	Hemnet Group AB	522,368	7,284
	HMS Networks AB	144,704	5,395
*	Cint Group AB	1,129,018	4,238
	INVISIO AB	209,009	3,660
	Hufvudstaden AB Class A	216,397	3,259
	Paradox Interactive AB	173,418	3,082
	SSAB AB Class A	396,739	2,836
	Billerud AB	240,529	2,794
	Cellavision AB	99,097	2,339
[3]	Thule Group AB	94,501	2,265
*	Surgical Science Sweden AB	119,043	1,684
*	Xvivo Perfusion AB	76,804	1,576
*	VNV Global AB	512,570	1,408
	Fortnox AB	212,441	1,072
*,1	Embracer Group AB Class B	221,056	1,030
*	Bactiguard Holding AB Class B	84,957	803
*,1	Storytel AB Class B	125,017	628
			77,287
Switzerland (4.5%)
*,3	Sensirion Holding AG	80,495	9,579
	Julius Baer Group Ltd.	146,932	9,425
	Tecan Group AG (Registered)	15,682	6,581
*,3	Montana Aerospace AG	324,015	5,930
*	SIG Group AG	224,310	5,560
	Comet Holding AG (Registered)	23,746	5,489
	Bossard Holding AG (Registered) Class A	21,298	5,427
*	Siegfried Holding AG (Registered)	6,372	4,681
	PSP Swiss Property AG (Registered)	33,127	4,130
*	Dufry AG (Registered)	69,103	3,172
	Ypsomed Holding AG (Registered)	15,294	3,139
	u-blox Holding AG	23,232	2,779
*,3	PolyPeptide Group AG	84,799	2,464
	Bachem Holding AG Class B	24,000	2,122
	Emmi AG (Registered)	1,198	1,116
			71,594
Taiwan (4.9%)
	Airtac International Group	535,593	18,317
	Global Unichip Corp.	481,000	12,695
	Chroma ATE Inc.	1,702,694	10,566
	ASPEED Technology Inc.	86,200	6,104

		Shares	Market Value ($000)
	Voltronic Power Technology Corp.	113,252	5,731
	Merida Industry Co. Ltd.	868,000	5,282
	Vanguard International Semiconductor Corp.	1,196,000	4,020
	Advantech Co. Ltd.	331,000	3,785
	Nien Made Enterprise Co. Ltd.	336,000	3,502
	Sinbon Electronics Co. Ltd.	363,000	3,488
	Nanya Technology Corp.	1,222,000	2,374
	TCI Co. Ltd.	303,000	1,910
	Giant Manufacturing Co. Ltd.	4	—
			77,774
United Kingdom (16.1%)
	Spectris plc	286,122	11,343
	Beazley plc	1,308,017	10,764
	Games Workshop Group plc	91,884	10,658
	IMI plc	542,930	9,721
	Rotork plc	2,299,396	9,058
	Cranswick plc	174,785	6,876
	RS Group plc	523,039	6,081
	Safestore Holdings plc	479,218	5,967
*,3	Network International Holdings plc	1,755,558	5,700
	Dunelm Group plc	367,000	5,280
	Pets at Home Group plc	1,180,000	5,133
	Keywords Studios plc	145,340	5,105
	Weir Group plc	230,000	5,070
	Pennon Group plc	416,103	4,724
	Smart Metering Systems plc	435,026	4,681
	Softcat plc	304,598	4,558
	QinetiQ Group plc	1,000,000	4,486
[3]	ConvaTec Group plc	1,519,233	4,407
*,1	Victoria plc	773,966	4,339
	Alpha Group International plc	183,745	4,210
*	Abcam plc ADR	302,330	4,193
*	easyJet plc	666,687	4,061
	Telecom Plus plc	160,000	3,941
	Bodycote plc	490,000	3,935
*,3	Trainline plc	1,120,698	3,924
*,1	Verona Pharma plc ADR	175,127	3,860
	Dechra Pharmaceuticals plc	105,000	3,724
	Halma plc	135,000	3,594
[3]	Auto Trader Group plc	450,000	3,491
	Berkeley Group Holdings plc	66,193	3,390
*	SSP Group plc	1,055,910	3,381
	Derwent London plc	105,573	3,368
	Taylor Wimpey plc	2,318,634	3,364
*	Burford Capital Ltd.	347,913	3,131
*	Team17 Group plc	538,118	3,117
*	FD Technologies plc	182,698	3,093
	Redrow plc	480,000	3,079
	IG Group Holdings plc	310,000	3,048
	Vistry Group plc	330,000	3,039
	LondonMetric Property plc	1,200,000	2,796
	WH Smith plc	139,221	2,749
	B&M European Value Retail SA	494,658	2,736
*	Hyve Group plc	2,988,455	2,699
	NCC Group plc	1,160,000	2,688
	Diploma plc	77,000	2,605
	Greggs plc	76,153	2,543
	Renishaw plc	50,000	2,440

			Shares	Market Value ($000)
*		National Express Group plc	1,479,829	2,438
*		Immunocore Holdings plc ADR	39,671	2,431
		Segro plc	230,000	2,368
		Keller Group plc	235,000	2,342
		dotdigital group plc	1,794,282	2,080
*		Restaurant Group plc	4,480,564	2,016
*		Wise plc Class A	300,000	2,011
*,3		Trustpilot Group plc	1,526,623	1,932
		Energean plc	130,110	1,868
[3]		Sabre Insurance Group plc	1,431,673	1,820
		Harbour Energy plc	470,242	1,819
*		Ithaca Energy plc	777,304	1,802
[3]		Bridgepoint Group plc	550,000	1,632
*,3		DP Eurasia NV	2,352,397	1,614
*		Molten Ventures plc	362,299	1,603
		Intermediate Capital Group plc	91,147	1,568
*,3		Watches of Switzerland Group plc	129,280	1,518
		Impax Asset Management Group plc	138,736	1,334
		Smiths Group plc	60,993	1,302
*		Elementis plc	769,472	1,189
*,1		Naked Wines plc	699,191	1,146
		UNITE Group plc	86,472	1,065
		Synthomer plc	436,779	843
*		Angle plc	1,465,172	533
[3]		Petershill Partners plc	250,000	523
		Marshalls plc	87,426	366
		Serica Energy plc	53,194	166
				257,479
United States (0.1%)
*		Merus NV	152,086	2,373
Total Common Stocks (Cost $1,446,246)				1,579,309
		Coupon
Temporary Cash Investments (5.2%)
Money Market Fund (4.7%)
[4,5]	Vanguard Market Liquidity Fund	4.437%	738,857	73,878

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Repurchase Agreements (0.5%)
Goldman Sachs & Co. (Dated 1/31/23, Repurchase Value $8,301,000, collateralized by Fannie Mae 2.500%–5.500%, 5/1/33–12/1/49, Federal Farm Credit Bank 4.800%–6.000%, 12/8/23–4/28/42, and Freddie Mac 4.000%, 12/1/40, with a value of $8,466,000)	4.250%	2/1/23	8,300	8,300
Total Temporary Cash Investments (Cost $82,164)				82,178
Total Investments (104.2%) (Cost $1,528,410)				1,661,487
Other Assets and Liabilities—Net (-4.2%)				(66,841)
Net Assets (100%)				1,594,646
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $41,197,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the aggregate value was $86,550,000, representing 5.4% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $45,015,000 was received for securities on loan, of which $40,382,000 is held in Vanguard Market Liquidity Fund and $4,633,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	March 2023	174	18,435	844
MSCI Emerging Market Index	March 2023	124	6,477	183
				1,027

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	107,539	1,471,169	601	1,579,309
Temporary Cash Investments	73,878	8,300	—	82,178
Total	181,417	1,479,469	601	1,661,487

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,027	—	—	1,027
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.